Prepaid expenses and other receivables	12 Months Ended
Dec. 31, 2018
Prepaid expenses and other receivables
Prepaid expenses and other receivables

10.   Prepaid expenses and other receivables

(in thousands)	Dec 31, 2018	Dec 31, 2017
Amounts due within one year	US $	US $
Prepayments and other receivables	231	318
	231	318

The maximum exposure to credit risk at the end of each reporting period is the fair value of each class of receivables set out above. The Group held no collateral as security. The Directors estimate that the carrying value of receivables approximated their fair value.